EATON VANCE MUTUAL FUNDS TRUST

Two International Place

Boston, MA  02110

Telephone:  (617) 482-8260

CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Mutual Funds Trust (the "Registrant") (1933 Act File No. 002-90946) certifies (a) that the forms of prospectuses and statements of additional information used with respect to the following series of the Registrant, do not differ materially from those contained in Post-Effective Amendment No. 189 (“Amendment No. 189”) to the Registrant's Registration Statement on Form N-1A, and (b) that Amendment No. 189 was filed electronically with the Securities and Exchange Commission (Accession No. 0000940394-12-000437) on April 26, 2012:

Eaton Vance AMT-Free Municipal Income Fund

Eaton Vance Large-Cap Core Research Fund

Eaton Vance Parametric Structured Commodity Strategy Fund

Eaton Vance Tax-Managed Growth Fund 1.1

Eaton Vance Tax-Managed Growth Fund 1.2

EATON VANCE MUTUAL FUNDS TRUST

By:  /s/ Maureen A. Gemma

      Maureen A. Gemma, Esq.

      Secretary

Date:  May 1, 2012